Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net income	¥ 176,100	$ 26,988	¥ 149,918	¥ 106,740
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	555	85	655	1,167
Amortization of intangible assets	1,749	268	26	24
Provision (recovery) for doubtful accounts	(8,253)	(1,265)	854	6,826
Loss from disposal of property and equipment			2
Deferred tax expenses (benefit)	1,945	298	(191)	87
Change in fair value of contingent consideration	14,068	2,156
Change in fair value of warrant liabilities	(3,904)	(598)
Changes in operating assets and liabilities
Accounts receivable	(70,513)	(10,807)	100,432	15,297
Prepaid expense and other current assets	5,193	796	18,553	(24,445)
Long term deposits and other assets	1,379	211	(258)	66
Accounts payable	28,396	4,352	(54,533)	18,243
Deferred revenue	1,404	215	1,886	(17,913)
Accrued salary and employee benefits	8,028	1,230	4,603	316
Accrued expenses and other current liabilities	(852)	(131)	6,520	(161)
Income tax payable	146	22	419	1,039
Net cash provided by operating activities	155,441	23,820	228,886	107,286
Cash flows from investing activities
Cash acquired from acquisition	10,152	1,556
Payment to BeeLive acquisition	(50,000)	(7,663)
Payment for long term investment			(5,000)
Purchase of property and equipment and intangible assets	(1,086)	(167)	(457)	(553)
Net cash used in investing activities	(40,934)	(6,274)	(5,457)	(553)
Cash flows from financing activities
Dividend distributions to shareholders			(104,590)	(228,500)
Net cash acquired in the reverse recapitalization	32,659	5,005
Capital distribution due to reorganization			(32,328)	(10,000)
Capital contribution				8,399
Repayments to loan	(57,400)	(8,797)
Repayments from related parties	22,340	3,424	31,000	59,215
Loan to related parties	(14,007)	(2,147)	(44,147)
Payment of listing cost	(6,924)	(1,061)	(1,307)
Net cash used in financing activities	(23,332)	(3,576)	(151,372)	(170,886)
Effect of foreign exchange rate changes on cash	(3,758)	(573)
Net (decrease) increase in cash and cash equivalents	87,417	13,397	72,057	(64,153)
Cash and cash equivalents at beginning of the year	137,351	21,050	65,294	129,447
Cash and cash equivalents at end of the year	224,768	34,447	137,351	65,294
Supplemental disclosures of cash flow information:
Income taxes paid	(6,946)	(1,064)	(6,977)	(3,501)
Supplemental non-cash investing and financing information:
Non-cash dividend distribution to shareholders				104,590
Conversion of convertible notes and rights	4,038	619
Recognition of contingent consideration	306,583	46,986
Issuance of ordinary shares for BeeLive acquisition	175,000	26,820
Issuance of ordinary shares for settlement of underwriting fee	14,131	2,166
Issuance of ordinary shares to underwriter and advisors	18,713	2,868
Shares to be issued for achievement of earnout target	¥ 200,100	$ 30,667